N-2	12 Months Ended
Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key	0000826020
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Saba Capital Income & Opportunities Fund
Document Period End Date	Oct. 31, 2025
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Principal Investment Strategies

The Fund’s investment objective is to seek to provide shareholders with a high level of current income, with a secondary goal of capital appreciation. The investment objective is a non-fundamental policy that may be changed by the Board of Trustees of the Fund (the “Board”) without shareholder approval upon 60 days’ prior written notice to shareholders. In pursuing its objectives, the Fund invests in debt and equity securities of public and private companies, which can include, among other things, investments in:

●	Closed end funds: The Fund invests in closed-end funds that pursue a variety of strategies, including, but not limited to, closed-end funds that invest in dividend and other income-producing securities (e.g., equity securities) and closed-end funds that invest in debt and loans, including high yield or noninvestment grade securities (commonly referred to as “junk bonds”). The closed-end funds have the flexibility to invest in a broad range of securities. The Fund may also invest in closed-end funds that are, or the Adviser (defined below) believes may become, the subject of an activist campaign by a shareholder, such as a proxy contest, whose aim is to eliminate or reduce the discount to the closed-end fund’s NAV.

●	Special purpose acquisition companies (“SPACs”): A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (an “IPO”) for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition, or other similar transactions.
●	Public and private debt instruments: The Fund may invest in a wide array of debt investments including: corporate bonds, private credit, senior loans, convertible securities, asset-backed securities, collateralized loan obligations, high-yield securities, mortgage related derivative instruments, other mortgage related securities, U.S. government debt securities, preferred securities, municipal securities, distressed and defaulted securities, credit default swaps, structured instruments, sovereign governmental and supranational debt, event-linked instruments/catastrophe bonds, and reinsurance notes. These investments may be issued by public or private issuers.
●	Reinsurance: The Fund may invest, directly or indirectly, in reinsurance contracts through shares or notes issued in connection with quota shares and/or may gain exposure to reinsurance contracts through excess of loss notes and/or industry loss warranties.
●	Public and Private Equity Securities: The Fund may invest in equity securities, including common stocks, warrants, real estate investment trusts, depositary receipts, and listed and unlisted private equity funds or other private funds.
●	Other Investment Companies: In addition to closed-end funds, the Fund may invest in securities of other investment companies (including exchange-traded funds, business development companies, and money market funds, including other investment companies managed by the Adviser or its affiliates), subject to applicable regulatory limits, that invest primarily in securities of the types in which the Fund may invest directly.
●	Private Funds: The Fund may invest in private funds that pursue private credit, real estate, reinsurance, fixed income, or equity strategies.
●	Derivatives: The Fund may also invest in derivatives, such as swaps, options, or other instruments seeking indirect investment or exposures to any of the foregoing investments to enhance returns or for hedging or other purposes.

Current Portfolio and Strategy

The Fund has continued to maintain a defensive posture from a net equity exposure perspective, with credit and equity hedges proving to be valuable in the volatile months of March and April. Forward-looking, the Fund intends to continue to invest in asymmetric opportunities that we believe to be mispriced on a relative basis, such as cross-asset relative value positions, MBS spreads relative to IG spreads, closed-end funds relative to their net asset value (“NAV”), and reinsurance.

Below is an overview of the Fund’s portfolio performance for the period:

Closed-End Funds / Investment Trusts – Closed-end funds continued to be a meaningful contributor to the Fund’s performance over the last year. The Fund primarily benefited from a combination of discount tightening and NAV appreciation. Currently, the Fund holds approximately 50% of its assets in long positions of closed-end funds, which are hedged with the aim of reducing the underlying market beta and isolating alpha from discount capture.

Reinsurance – The catastrophe reinsurance market became dislocated at the end of 2022, with premiums increasing at the time by an average of between 20% and 50%+ year over year. The premium increase from 2022 has persisted, and the Fund has increased the exposure to about 16%. Despite the significant events in Q1 2025, including the California wildfires, the investments produced strong returns for the reporting period.

Agency Mortgages – During the depths of the regional banking crisis in Q1 2023, the interest rate volatility was significantly elevated and was “dislocated” compared to both equity volatility and credit volatility. Since then, there has also been a dislocation compared to investment-grade corporate bond spreads. The dislocation has persisted thus far, leading to moderate gains.

Equities – The Fund’s public equity investments benefited from the market rally, producing moderate gains. They were partially offset by equity hedges in the portfolio in place to neutralize the beta exposure in the Fund.

Long / Short Credit – The Fund’s long exposure to bonds, loans, and credit derivatives, along with tactical hedges through CDX, served as contributors to the Fund’s performance during the reporting period.

Cross-Asset Relative Value Strategy – Dynamic positioning in Credit vs Equity indices (SPX/IWM vs HY index) was a moderate detractor for the Fund during the reporting period. These positions are designed to benefit from volatility across asset classes and remain compelling.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund involves risks, including closed end structure risk, market risk, issuer risk, interest rate risk, and credit risk, among others. Descriptions of these and other risks of investing in the Fund are provided below (in alphabetical order). There is no assurance that the Fund will achieve its investment objectives and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s NAV and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risk may result in losses to the Fund.

Active Management Risk

The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Activist Strategies Risk

The Fund may purchase securities of a fund/company that is the subject of a proxy contest or which activist investors, which could include accounts/funds affiliated with the Adviser, are attempting to influence, in the expectation that new management or a change in investment/business strategies will cause the price of the fund/company’s securities to increase. If the proxy contest, or the new management, is not successful, the market price of the fund/company’s securities will typically fall.

In addition, where an acquisition or restructuring transaction or proxy fight is opposed by the subject company’s management, the transaction often becomes the subject of litigation. Such litigation involves substantial uncertainties and may impose substantial cost and expense on the Fund.

Bank Loans Risk

The Fund’s investment program may include investments in of bank loans and participations. These obligations are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or participation, the Adviser attempts to compare the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks will be borne by the Fund. As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading, which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to the high-yield debt market. Further, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some bank loans transactions may be significantly longer than the settlement period for other investments, and in some case may take longer than seven days. As a result, the Fund may be forced to sell investments at unfavorable prices or borrow money or effect short settlements where possible (at a cost to the Fund), in an effort to generate sufficient cash for whatever liquidity needs may arise. The Fund’s actions in this regard may not be successful.

Catastrophe Bonds Risk

Event-linked or catastrophe bonds carry material uncertainties and risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” The rating, if any, primarily reflects the rating agency’s calculated probability that a predefined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.

Catastrophe bonds are also subject to extension risk. The sponsor of such an investment might have the right to extend the maturity of the bond or note to verify that the trigger event did occur or to process and audit insurance claims. The typical duration of mandatory and optional extensions of maturity for reinsurance-related securities currently is between three months to two years. In certain circumstances, the extension may exceed two years. An extension to verify the potential occurrence of a trigger event will reduce the value of the bond or note due to the uncertainty of the occurrence of the trigger event and will hinder the Fund’s ability to sell the bond or note. Even if it is determined that the trigger event did not occur, such an extension will delay the Fund’s receipt of the bond’s or note’s principal and prevent the reinvestment of such proceeds in other, potentially higher yielding securities.

Closed End Fund Structure Risk

Unlike open end funds, closed end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the NYSE or otherwise. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, the Fund’s NAV, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that its common shares will trade at a price equal to or higher than NAV in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

Co-investment Restrictions

The Fund is prohibited under the Investment Company Act from participating in certain transactions with its affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be its affiliate for purposes of the Investment Company Act and the Fund will generally be prohibited from buying or selling any securities from or to such affiliate. The Investment Company Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security from or to any portfolio company of an investment fund managed by the Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Fund.

The Adviser has applied for an exemptive order from the SEC (the “Order”) that would grant the funds managed by the Adviser or certain affiliates, the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. There is no assurance that the Adviser will receive the Order on a timely basis or at all. Until the Adviser receives the Order, the Fund will not be permitted to participate in certain investments with the Adviser’s other funds or its affiliates. Even if the Order is granted, in certain situations, such as when there is an opportunity to invest in different securities of the same issuer, the personnel of the Adviser or its affiliates will need to decide which client will proceed with the investment. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. When the Fund participates in a co-investment transaction, the personnel of the Adviser allocates a portion of the investment to the Fund based on the Fund’s investment objective and strategies, investment policies, investment positions, capital available for investment, and other pertinent factors. Any co-investment is made on equal footing with the funds managed by the Adviser or its affiliates, including identical terms, conditions, price, class of securities purchased, timing, and registration rights. To the extent the Fund is able to make co-investments with the Adviser’s affiliates, these co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts. Moreover, except in certain circumstances, when relying on the Order, the Fund is unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

The Fund may also invest alongside the Adviser’s and its affiliates’ other clients, including other entities they manage, which are referred to as affiliates’ other clients, in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations and guidance as well as the Adviser’s allocation policies. However, the Fund can offer no assurance that investment opportunities will be allocated to it fairly or equitably in the short-term or over time.

In situations where co-investment with affiliates’ other clients is not permitted under the Investment Company Act and related rules, existing or future staff guidance, or the terms and conditions of any exemptive relief granted to the Fund by the SEC, the Adviser will need to decide which client or clients will proceed with the investment. Generally, the Fund will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, the Fund will not be permitted to participate. Moreover, except in certain circumstances, the Fund is unable to invest in any issuer in which an affiliates’ other client holds a controlling interest. These restrictions may limit the scope of investment opportunities that would otherwise be available to the Fund.

Convertible Securities Risk

Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Counterparty Risk

The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.

Credit Default Swaps Risk

The Fund may invest in credit default swaps. A credit default swap is a contract between two parties which transfers the risk of loss if a company fails to pay principal or interest on time or files for bankruptcy. In essence, an institution which owns corporate debt instruments can purchase a limited form of default protection by entering into a credit default swap with another bank, broker-dealer or financial intermediary. Upon an event of default, the swap may be terminated in one of two ways: (i) by the purchaser of credit protection delivering the referenced instrument to the swap counterparty and receiving a payment of par value, or (ii) by the parties pairing off payments, with the purchaser of the protection receiving a payment equal to the par value of the reference security less the price at which the reference security trades subsequent to default. The first way is the more common form of credit default swap termination.

In the manner described above, credit default swaps can be used to hedge a portion of the default risk on a single corporate bond or a portfolio of bonds. Credit default swaps can be used to implement the Adviser’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Fund to make payments upon the occurrence of a credit event creates leveraged exposure to the credit risk of the referenced entity. The Fund may also “purchase” credit default protection even in the case in which it does not own the referenced instrument if, in the judgment of the Adviser, there is a high likelihood of credit deterioration.

Credit default swap agreements involve greater risks than if the Fund had taken a position in the reference obligation directly (either by purchasing or selling) since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A buyer generally will also lose its upfront payment or any periodic payments it makes to the seller counterparty and receive no payments from its counterparty should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional amount it pays to the buyer, resulting in a loss of value to the seller. A seller of a credit default swap or similar instrument is exposed to many of the same risks of leverage since, if a credit event occurs, the seller generally will be required to pay the buyer the full notional amount of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

In addition, the credit derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the credit derivatives market could adversely affect the Fund’s ability to successfully use credit derivatives.

Credit Risk

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower quality or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Risks Relating to Investments in Exchange Traded Funds/Trusts that invest in cryptocurrencies or similar digital assets that utilize blockchain technology.

The Fund has and may in the future invest in exchange traded investment funds/trusts and other private or exchange-traded securities/instruments that invest or plan to invest in digital assets that utilize blockchain technology and the Fund may hedge such investments through the use of other securities (including other funds or securities/instruments that own virtual currencies) and derivatives of virtual currencies, in each case, to the extent permitted by, and in accordance with, any future law, regulation, guidance, or exemptive relief provided by the SEC or its staff or other regulatory agency or body having jurisdiction. The Fund expects that any such investments are likely to constitute only a small proportion of its portfolio.

Currency Risk

The Fund’s investments that are denominated in a foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. The Adviser may try to hedge these risks by investing directly in foreign currencies, buying and selling forward foreign currency exchange contracts and buying and selling options on foreign currencies, but there can be no assurance such strategies will be effective.

Cybersecurity Risk

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. Similarly, service providers of the Adviser, the Fund, especially the administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. On-line services that may be provided by the Adviser to the investors in the Fund may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund to be lost or improperly accessed, used or disclosed.

The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of investors in the Fund may be lost or improperly accessed, used or disclosed.

The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund.

Decision-Making Authority Risk

Investors have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.

Deflation Risk

Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Defensive Investing Risk

For defensive purposes, the Fund may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objectives. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.

Depositary Receipts Risk

Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (“ADRs”) and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund. A potential conflict of interest exists to the extent that the Fund invests in ADRs for which the Fund’s custodian serves as depository bank.

Derivatives Risk

Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (“OTC”) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

The Fund may enter into derivative transactions that have leverage embedded in them. Derivative transactions that the Fund may enter into and the risks associated with them are described elsewhere in this annual report. The Fund cannot assure you that investments in derivative transactions that have leverage embedded in them will result in a higher return on its common shares.

Under Rule 18f-4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Derivatives Risk - Futures Contracts Risk

A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk - Options Risk

Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund’s losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk - Regulation

There are many rules related to derivatives that may negatively impact the Fund, such as requirements related to recordkeeping, reporting, portfolio reconciliation, central clearing, minimum margin for uncleared over-the- counter instruments and mandatory trading on electronic facilities, and other transaction-level obligations. Parties that act as dealers in swaps, are also subject to extensive business conduct standards, additional “know your counterparty” obligations, documentation standards and capital requirements. All of these requirements add costs to the legal, operational and compliance obligations of the Adviser and the Fund, and increase the amount of time that the Adviser spends on non-investment-related activities. Requirements such as these also raise the costs of entering into derivative transactions, and these increased costs will likely be passed on to the Fund.

These rules are operationally and technologically burdensome for the Adviser and the Fund. These compliance obligations require employee training and use of technology, and there are operational risks borne by the Fund in implementing procedures to comply with many of these additional obligations.

These regulations may also result in the Fund forgoing the use of certain trading counterparties (such as broker-dealers and futures commission merchants (“FCMs”)), as the use of other parties may be more efficient for the Fund from a regulatory perspective. However, this could limit the Fund’s trading activities, create losses, preclude the Fund from engaging in certain transactions or prevent the Fund from trading at optimal rates and terms.

Many of these requirements were implemented under legislation intended to reform the U.S. financial regulatory system, the EU Regulation on OTC Derivatives, Central Counterparties and Trade Repositories (known as the European Market Infrastructure Regulation, or “EMIR”) and similar regulations globally. In the United States, regulatory responsibility for derivatives is divided between the SEC and the Commodities Futures Trading Commission (“CFTC”), a distinction that does not exist in any other jurisdiction. The SEC has regulatory authority over “security-based swaps” and the CFTC has regulatory authority over “swaps”. EMIR is being implemented in phases through the adoption of delegated acts by the European Commission. As a result of the SEC and CFTC bifurcation and the different pace at which the SEC, the CFTC, the European Commission and other international regulators have promulgated necessary regulations, different transactions are subject to different levels of regulation. Though many rules and regulations have been finalized, there are others, particularly SEC regulations with respect to security-based swaps that are still in the proposal stage or are expected to be introduced in the future.

Derivatives Risk - Swaps Risk

In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to leverage risk, counterparty risk (i.e., the risk of counterparty default on its obligations under the swap agreement), illiquidity risk, valuation risk and volatility risk.

Digital Assets Risk

The Fund may invest in private funds or other investment companies with exposure to cryptocurrency. The Fund may also invest directly in digital assets, subject to applicable legal and regulatory limitations (which are presently evolving). Bitcoin is a cryptocurrency, which is a type of digital asset. A cryptocurrency, like bitcoin, is a peer-to-peer, decentralized, digital currency the implementation of which relies on the principles of cryptography to validate the transactions and generation of the currency itself. The creation and use of digital assets is not currently subject to a fully-developed set of legal or regulatory requirements, and trading in digital assets is subject to high levels of volatility and the potential for market abuse. Digital assets exist entirely in electronic form, as entries in decentralized (or “distributed”) digital ledgers. The ledgers themselves, as well as the private encryption keys used to access digital asset balances, are held on hardware (which can be physically controlled by the holder or by a third party) or via software programs on third-party servers, and as such are susceptible to all of the risks inherent in holding any electronic data, such as power failure, data corruption, security breach, communication failure, and user error, among others. Accordingly, digital assets are subject to theft, destruction, or loss of value from hackers, corruption, or technology-specific factors such as viruses that do not affect traditional currency, which is underwritten by central banks and monetary authorities.

Transactions in digital assets are recorded and authenticated not by a central repository, but by a peer-to-peer network. While decentralization avoids certain common threats to computer networks (e.g., denial of service attacks), the use of a peer-to-peer system relies on participants in the network having greater numbers and computing power than coordinated attackers. This authentication strategy necessitates investment in substantial amounts of computing power, which in turn increases the burdens on participants in the network to stay ahead of attackers. If and as the popularity of bitcoin increases, the burdens on participants in the network (which are defrayed by transaction costs) can be expected to increase, which may reduce the value of bitcoins held by the Fund.

Transactions in digital assets also provide a high degree of anonymity, making them susceptible to misuse for criminal activities, such as money laundering. This misuse, or the perception of such misuse (even if untrue), could lead law enforcement agencies to close digital asset exchange platforms or other digital asset-related infrastructure with little or no notice and prevent users (such as the Fund) from accessing or retrieving digital assets held via such platforms or infrastructure. Fund investments in digital assets may also have adverse tax ramifications. For example, digital assets such as cryptocurrencies and nonfungible tokens (“NFTs”) are classified as property and not currency for tax purposes. Accordingly, they will be subject to capital gains, income taxes and other types of taxes, depending on the transaction. Digital assets that are traded within one year will be taxed at ordinary income tax rates and NFTs may be taxed as collectibles, which are subject to a higher long-term capital gains tax rate.

Distressed and Defaulted Securities Risk

Investments in the securities of financially distressed issuers are speculative and involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Adviser’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Equity Securities Risk

The Fund expects to buy and sell private and public equity securities. The value of equity securities of public and private, listed and unlisted companies and equity derivatives generally varies with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the Adviser’s expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. The Fund also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of convertible securities or private placements, delivering marketable common stock upon conversions of convertible securities and registering restricted securities for public resale.

Emerging Market Securities Risk

Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.

Exchange Traded Fund (“ETF”) Risk

Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV, particularly during times of market stress. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, the Fund’s shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF.

The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The Funds’ ability to redeem creation units may be limited by the Investment Company Act, which provides that ETFs, the shares of which are purchased in reliance on Section 12(d)(1)(F) of the Investment Company Act, will not be obligated to redeem such shares in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Failures of Futures Commission Merchants and Clearing Organizations Risk

The Fund is required to deposit funds to margin open positions in cleared derivative instruments (both futures and swaps) with a clearing broker registered as a “futures commission merchant” (“FCM”). The Commodity Exchange Act (the “CEA”) requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by an FCM from its customers are held by an FCM on a commingled basis in an omnibus account and amounts in excess of assets posted to the clearing organization may be invested by an FCM in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Fund with any FCM as margin for futures contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s FCM. In addition, the assets of the Fund posted as margin against both swaps and futures contracts may not be fully protected in the event of the FCM’s bankruptcy.

Foreign Securities Risk

Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.

The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Frequent Trading Risk

The portfolio managers may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Government Interventions Risk

Extreme volatility and illiquidity in markets has in the past led to, and may in the future lead to, extensive governmental interventions in equity, debt, credit and currency markets. Generally, such interventions are intended to reduce volatility and precipitous drops in value. In certain cases, governments have intervened on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in uncertainty. It is impossible to predict when these restrictions will be imposed, what the interim or permanent restrictions will be and/or the effect of such restrictions on the Fund’s strategies.

Hedging Transactions

The Fund may utilize financial instruments, both for investment purposes and for risk management purposes in order to (i) protect against possible changes in the market value of the Fund’s investment portfolio resulting from fluctuations in the securities markets and changes in interest rates; (ii) protect the Fund’s unrealized gains in the value of the Fund’s investment portfolio; (iii) facilitate the sale of any such investments; (iv) enhance or preserve returns, spreads or gains on any investment in the Fund’s portfolio; (v) hedge the interest rate or currency exchange rate on any of the Fund’s liabilities or assets; (vi) protect against any increase in the price of any securities the Fund anticipates purchasing at a later date or (vii) for any other reason that the Adviser deems appropriate.

The success of the Fund’s hedging strategy will depend, in part, upon the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the portfolio investments being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in such hedging transactions. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged. Such an imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Fund’s portfolio holdings.

High-Yield Investments Risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium - a higher interest rate or yield - because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.

Illiquid Investments Risk

The Fund may invest in securities, bank debt, private funds and companies, other assets and/or third-party managers and other claims, which are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and the Fund may not be able to execute a buy or sell order on exchanges at the desired price or to liquidate an open position due to market conditions, including the operation of daily price fluctuation limits. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. If trading on an exchange is suspended or restricted, the Fund may not be able to execute trades or close out positions on terms that the Adviser believes are desirable. Realization of value from such investments may be difficult in the short-term, or may have to be made at a substantial discount compared to other freely tradable investments. An investment in the Fund is suitable only for certain sophisticated investors who do not require immediate liquidity for their investments.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to the holders of common shares.

Inflation-Indexed Bonds Risk

The Fund may invest in inflation-indexed bonds, which are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Information Technology Systems Risk

The Fund is dependent on the Adviser for certain management services as well as back-office functions. The Adviser depends on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Adviser’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Adviser to process trades in a timely fashion could prejudice the investment performance of the Fund.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Issuer Risk

An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund and could result in increased premiums or discounts to the Fund’s net asset value.

Investment Company Act Regulations Risk

The Fund is a registered closed end management investment company and as such is subject to regulations under the Investment Company Act. Generally speaking, any contract or provision thereof that is made, or where performance involves a violation of the Investment Company Act or any rule or regulation thereunder is unenforceable by either party unless a court finds otherwise.

Legal, Tax and Regulatory Risks

Legal, tax and regulatory changes could occur that may have material adverse effects on the Fund.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies (“RICs”), the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). If for any taxable year the Fund does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The current presidential administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.

The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.

Leverage Risk

The Fund uses leverage through direct borrowings (e.g., through its Facility) and through any of the financial instruments described herein, including derivative instruments (such as options and swaps), which are inherently leveraged and trading in products with embedded leverage such as short sales and forwards. The instruments and borrowings utilized by the Fund to leverage investments are typically collateralized by the Fund’s portfolio.

The use of leverage will magnify the volatility of changes in the value of the investments of the Fund. Accordingly, any event which adversely affects the value of an investment would be magnified to the extent the investment is leveraged. The cumulative effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund was not leveraged.

While leverage increases the buying power of the Fund and presents opportunities for increasing total returns, it has the effect of potentially increasing losses as well. For example, funds borrowed for leveraging will be subject to interest, transaction and other costs, and other types of leverage also involve transaction and other costs. Any such costs may or may not be recovered by the return on the Fund’s portfolio. Leverage will increase the investment return of the Fund if an investment purchased with or utilizing leverage earns a greater return than the cost to the Fund of such leverage. The use of leverage will decrease the investment return if the Fund fails to recover the cost of such leverage.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund may invest in derivative instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.

Market Risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events - or the potential for such events - could have a significant negative impact on global economic and market conditions.

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as in Afghanistan, Pakistan, Egypt, Libya, Syria and the Middle East, international war or conflict (including the Israel-Hamas and Russia-Ukraine wars), new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, the Russian invasion of Ukraine, increasingly strained relations between the United States and a number of foreign countries, including historical adversaries, such as North Korea, Iran, China and Russia, and the international community generally, new and continued political unrest in various countries, such as Venezuela and Spain, the exit or potential exit of one or more countries from the EU or the EMU, and continued changes in the balance of political power among and within the branches of the U.S. government, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide.

China and the United States have each imposed tariffs on the other country’s products. These actions may cause a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the world in which the Fund invests.

The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.

Money Market Fund Investment Risk

The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interests of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% of the value of the shares redeemed if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage- and other Asset-Backed Instruments Risk

The value of any mortgage-backed and other asset-backed instruments including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Mortgage-backed instruments represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the instruments) are distributed to the holders of the mortgage-backed instruments. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed instruments can have a fixed or an adjustable rate. Mortgage-and other asset-backed instruments are subject to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price) and prepayment risk (the risk that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields). In addition, the impact of prepayments on the value of mortgage- and other asset-backed instruments may be difficult to predict and may result in greater volatility. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed instruments and thereby adversely affect the ability of the mortgage-backed instruments issuer to make principal and/or interest payments to mortgage-backed instrument holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage-and other asset-backed instruments, making them more volatile and more sensitive to changes in interest rates.

Payment of principal and interest on some mortgage-backed instruments (but not the market value of the instruments themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the FNMA or the FHLMC), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed instruments issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.

Municipal Securities Risk

Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.

Non-Diversified Fund Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which, in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities.

Non-Investment Grade and Unrated Instruments.

A portion of the Fund’s assets may be invested in instruments that are unrated or have a credit quality rating below investment grade by internationally recognized credit rating organizations, such as Moody’s Investors Service Inc. and S&P Global Ratings. The market prices of those securities may fluctuate more than higher-rated securities, and may decline significantly in periods of general economic difficulty. Those securities generally are considered to have extremely poor prospects of ever attaining any real investment grade standing and to have a current identifiable vulnerability to default. The issuers or guarantors of those securities are considered to be less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions. Alternatively, such issuers may be in default or not current in the payment of interest or principal. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of noninvestment grade debt securities to make principal and interest payments than issuers of higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be less liquid and less active than for higher grade debt securities.

Non-U.S. Government and Supranational Debt Securities Risk

The Fund’s investments in the debt securities of foreign governments can involve a high degree of risk. The governmental entity that controls the repayment of debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. Governmental entities may be dependent on expected disbursements from other foreign governments, multilateral agencies, and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies, and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such governmental entity’s obligations. Failure to adhere to any such requirements may result in the cancellation of such other parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts, and, consequently, governmental entities may default on their debt. In addition, a holder of foreign government obligations (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities, and such holder’s interests could be adversely affected in the course of those restructuring arrangements. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt. The sovereign debt of many non-U.S. governments, including their subdivisions and instrumentalities, is rated below investment grade. The risks associated with non-U.S. Government and supranational debt securities may be greater for debt securities issued or guaranteed by emerging and/or frontier countries.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, which may at times limit or preclude foreign investment in such sovereign debt and increase the Fund’s costs and expenses. Certain issuers may require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors, and a government could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require the Fund to adopt special procedures, seek local government approvals, and/or take other actions, each of which may involve additional costs.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human errors, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate internal or external processes, and technology or systems failures. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and the Adviser seek to reduce these operational risks through controls, procedures and oversight. However, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence or effects of such failures. The Fund, including its performance and continued operation, and its shareholders could be negatively impacted as a result.

Pledge of, Foreclosure on and Liquidation of Fund Assets

Any assets of the Fund may be pledged to finance other investments of the Fund. Shareholders may be at risk of loss due to borrowings used to finance other investments.

Portfolio Turnover Risk

The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.

Potential Conflicts of Interest of the Adviser and Others

The investment activities of the Adviser and its affiliates, and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Fund and its shareholders. The Adviser and its affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Fund. Subject to the requirements of the Investment Company Act, the Adviser and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Adviser nor any affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an affiliate and of other accounts managed by an affiliate. It is possible that the Fund could sustain losses during periods in which one or more affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. The Adviser has adopted policies and procedures designed to address potential conflicts of interest.

Preferred Security Risk. Preferred security is a type of security that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred security does not ordinarily carry voting rights. The price of a preferred security is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the security trades. The most significant risks associated with investments in preferred security include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).

Private Credit Asset Risk

The Fund intends to obtain exposure to select less liquid or illiquid private credit investments. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years, or at the price at which the Fund is valuing its investments. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies. The Fund may also obtain exposure to private credit assets indirectly by investing in underlying funds or other vehicles. Less information may be available with respect to private company investments and such investments offer limited liquidity. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance.

Private Companies Risk

The Fund may make direct private equity, venture or other private investments in securities or other instruments issued by private companies or other private issuers. Operating results for private companies/issuers in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund may hold a substantial number of non-controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees, and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such private investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment. In addition, these investments are subject to valuation risk as they will be fair valued which is subject to inherent uncertainty and thus, there is significant uncertainty that the Fund can realize such investments at value. At times the Fund may be the majority investor in a portfolio company. In that event, the Fund may take actions in a manner that could disadvantage the minority investors in such portfolio company. There is an increased risk that a minority investor could bring a claim in respect of such actions, which may adversely impact the Fund’s investment, whether or not such claims are successfully defended.

Investments in late-stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Adviser deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Even after an IPO, shares may still be restricted, and may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Private Fund Risk

Investments in private funds will subject the Fund indirectly to investment risks associated with the private funds’ underlying investments, which are generally expected to be risks associated with the Fund’s direct investment strategies and which are described throughout this section. In addition, investments in private funds involve special risks including that they typically are not registered as investment companies under the Investment Company Act. Therefore, as an investor in private funds, the Fund will not have the benefit of the protections afforded by the Investment Company Act to investors in registered investment companies. These include, among others, limitations on the use of leverage, and requirements relating to custody of assets, board composition, and approval of advisory contracts. Private funds may, in some cases, concentrate their investments in a single industry or group of related industries. This increases the sensitivity of their investment returns to economic factors affecting that industry or group of industries. As a result, private funds’ investments may, in some cases, be more speculative or volatile and thus subject the Fund to greater risk of loss.

The Adviser typically has limited ability to verify independently the information provided by a private fund or its manager, including valuations. Inaccurate or delayed valuations provided by private funds could adversely affect the value of the Fund’s shares. The Fund relies primarily on information provided to it by the private funds in valuing its investments in such funds. The Adviser typically has limited ability to verify independent the information provided by a private fund or its manager, including valuations. Further, because the Fund relies on information provided by the private fund managers, delays in receiving audited financials or other required information may delay the Fund’s own financial reporting or investor communications.

A private fund manager may use proprietary investment strategies that are not fully disclosed, which may involve risks under some market conditions that are not anticipated by the Adviser. There can be no assurance that a private fund manager will provide advance notice of any material change in a private fund’s investment program or policies and thus, the Fund’s investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser.

Investments in private funds are typically illiquid. In some cases, the Fund may only be able to redeem its interests in the private fund at specific intervals and may be subject to lock-up periods, notice requirements, or redemption gates. In other cases, a private fund may not provide any liquidity whatsoever (as the fund may be “closed ended”). In addition, a private fund may distribute illiquid or difficult-to-value securities in-kind in connection with a redemption. In such cases, the Fund may be required to hold or liquidate these securities or distribute them to shareholders, potentially at a loss or on unfavorable terms.

Private funds generally pay both asset-based and performance-based compensation to their investment managers. As a result, the private funds’ gross returns are reduced by the asset-based and performance-based compensation paid by the private funds. Thus, as an investor in these funds, the Fund bears a proportionate share of the private fund fees and expenses, which are in addition to the management fee paid by the Fund to the Adviser. These layered fees have the effect of reducing the Fund’s investment returns. In addition, the Fund’s investment in a private fund will be subject to performance-based compensation, even if (i) other private fund investments of the Fund underperform and generate no performance based compensation and (ii) the Fund generates overall negative returns. Further, performance-based compensation may create an incentive for managers of private funds to make investments that are riskier or more speculative than those they might otherwise make.

Unlike in a traditional registered fund structure, the Fund may have no voting rights or may waive such rights in connection with investments in certain private funds. As a result, the Fund may be unable to vote on matters that could adversely affect its investments, including changes to the private fund’s governing documents or investment policies.

There is also a risk that a private fund manager or its custodian could misappropriate assets or fail to comply with applicable laws and regulations, resulting in loss to the Fund.

Private Investments in Public Equity Risk

The Fund may invest in PIPEs. PIPEs are equity securities purchased in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class. Shares in PIPEs are not registered with the SEC and may not be sold unless registered with the SEC or pursuant to an exemption from registration. This restricted period can last many months. Until the public registration process is completed, the resale of the PIPE shares is restricted and the Fund may sell the shares after six months, with certain restrictions, if the Fund is not an affiliate of the issuer (under relevant securities law, a holder of restricted shares may sell the shares after 6 months if the holder is not affiliated to the issuer).

Generally, such restrictions cause the PIPEs to be illiquid during this time. If the issuer does not agree to register the PIPE shares, the shares will remain restricted, not be freely tradable and may only be sold pursuant to an exemption from registration. Even if the PIPE shares are registered for resale, there is no assurance that the registration will be in effect at the time the Fund elects to sell the shares.

Quota Share Notes, Excess of Loss Notes and ILW Notes Risk

As Reinsurance Notes represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the sponsor. Accordingly, it may be more difficult to fully evaluate the underlying risk profile of Reinsurance Notes, which may place the Fund’s assets at greater risk of loss than if the Adviser had more complete information. The lack of transparency may also make the valuation of such investments more difficult and potentially result in mispricing that could result in losses to the Fund.

Reference Rate Replacement Risk

The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Regulation and Government Intervention Risk

Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives.

In light of popular, political and judicial focus on finance related consumer protection, financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed end investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.

The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objectives.

Reinsurance Risk

The performance of reinsurance-related securities and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.), non-natural large catastrophes and other specified events causing physical and/or economic loss. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may also increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in reinsurance-related securities for which a triggering event occurs, losses associated with such event could result in losses to the Fund’s investment, and a series of major triggering events affecting a large portion of the reinsurance- related securities held by the Fund could result in substantial losses to the Fund’s investment. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Fund’s investment.

The determination of the level of losses under a reinsurance-related security may be a protracted process and the realizable value of these reinsurance-related securities, particularly those with respect to which a loss event has occurred, will be delayed until the related collateral, if any, is released to the Fund and any remaining associated liabilities are finally determined.

Reliance on the Adviser Risk

The Fund is dependent upon services and resources provided by the Adviser. The Adviser is not required to devote their full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Adviser will allocate a substantial portion of his or her time to the Fund. The loss of one or more individuals involved with the Adviser could have a material adverse effect on the performance or the continued operation of the Fund.

Reliance on Service Providers Risk

The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.

Risk Associated with Recent Market Events

A significant increase in interest rates may cause a further decline in the market for equity securities and could lead to a recession. Further, regulators have expressed concern that rate increases may contribute to price volatility. The impact of inflation and the recent actions of the Federal Reserve have led to market volatility and may negatively affect the value of debt instruments held by the Fund and result in a negative impact on the Fund’s performance. See “-Inflation Risk.”

Governments and regulators may take actions that affect the regulation of the Fund or the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Fund’s abilities to achieve its investment objectives or otherwise adversely impact an investment in the Fund. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. Government, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. Government shutdown, and disagreements over, or threats not to increase, the U.S. Government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. Government debt obligations, or concerns about the U.S. Government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. Government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. Government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies and/or a move away from tight financial industry regulations, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates, that were previously adopted in response to serious economic disruptions. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out and an unexpected or sudden reversal of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments or prevent the Fund from executing on advantageous investment opportunities in a timely manner. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

Rule 144A and Other Exempted Securities Risk

The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

Secondary Investments

The Fund may acquire shares or interests in private companies from other shareholders (“Secondary Shares”). When the Fund purchases Secondary Shares, it may have little or no direct access to financial or other information from the issuers of those securities. As a result, the Fund is dependent upon the relationships and contacts of the Adviser and its investment professionals to obtain the information to perform research and due diligence and to monitor the investments in Secondary Shares after they are made. There can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any Secondary Share purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the issuers of such shares could cause the Fund to lose part or all of its investment in Secondary Shares.

In addition, while the Adviser may believe the ability to acquire Secondary Shares or sell the Fund’s own private securities as Secondary Shares may provide valuable opportunities for liquidity, there can be no assurance that there will be a market or liquidity for buying or selling Secondary Shares. The prices of Secondary Shares may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in an inability for the Fund to acquire Secondary Shares at an attractive price or realize the full value on the sale of private securities held by the Fund as Secondary Shares. In addition, wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund. Further, prices in private secondary marketplaces, where limited information is available, may not accurately reflect the true value of the securities sold in that market, and may overstate an issuer’s actual value, which may cause the Fund to realize future losses on its investment in a private issuer.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks that expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions, the non-compliance with which could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite efforts to comply with applicable laws, the Fund could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the competitiveness for such investments. Private companies may also increasingly seek to limit secondary trading in their stock, such as through contractual transfer restrictions, and provisions in company charter documents, investor rights of first refusal and co-sale and/or employment and trading policies further restricting trading. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate investments could be adversely affected. Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV.

Because the Fund’s NAV is generally based on the fair market value, for secondary investments that are acquired at a discount, those investments would be marked up to their fair value at the next NAV calculation, which would result in unrealized gains at the Fund level. The unrealized gains would increase the value of the Fund’s NAV and investment performance, and when sold, would result in taxable gain if the sold value of the investments were greater than the Fund’s tax basis in such investments. If sold, the investments would result in taxable gain to the extent the sell price of the investments exceeded the Fund’s tax basis in such investments and would likely be treated as capital gains.

Sector Risk

At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Fund does not focus on any particular sector or industry.

Senior Loan Risk

Senior loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. Senior loans and other bank loans may not be considered “securities,” and investors in these loans may not be entitled to rely on anti-fraud and other protections under the federal securities laws. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations, and could result insignificant variations in the Fund’s daily NAV. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. Further, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some senior loans and other bank loans transactions may be significantly longer than the settlement period for other investments, and in some case may take longer than seven days. As a result, the Fund may be forced to sell investments at unfavorable prices or borrow money or effect short settlements where possible (at a cost to the Fund), in an effort to generate sufficient cash to meet liquidity needs (to the extent they arise). The Fund’s actions in this regard may not be successful.

Short Selling Risk

The extent to which the Fund engages in short sales will depend upon the Adviser’s investment strategy and opportunities. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the Fund will be able to maintain the ability to borrow securities sold short. In such cases, the Fund can be “bought in” (i.e., forced to repurchase securities in the open market to return to the lender). There also can be no assurance that the securities necessary to cover a short position will be available for purchase at or near prices quoted in the market, and such risk may be exacerbated to the extent that such securities are thinly traded or illiquid. Purchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. It may also be impossible for the Fund to borrow securities at the most desirable time to make a short sale, particularly in illiquid securities markets.

If the prices of securities sold short increase, the Fund will likely be required to provide additional funds or collateral to maintain the short positions. This could require the Fund to liquidate other investments to provide additional margin, and those liquidations might not be at favorable prices. A short sale involves the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position or resulting in the inability of the Fund to cover the short position.

Special Purpose Acquisition Companies Risk

Capital raised through the IPO of securities of a SPAC is typically placed into a trust account until acquired business combination is completed or a predetermined period of time (typically 24 months) elapses. Investors in a SPAC would receive a return on their investment in the event that a target company is acquired and the combined publicly-traded company’s shares trade above the SPAC’s IPO price, or alternatively, the market price at which an investor acquired a SPAC’s shares subsequent to its IPO. In the event that a SPAC is unable to locate and acquire a target business by the timeframe established at the time of its IPO, the SPAC would be forced to liquidate its assets, which may result in losses due to the expenses and liabilities of the SPAC, to the extent third-parties are permitted to bring claims against IPO proceeds held in the SPAC’s trust account. Investors in a SPAC are subject to the risk that, among other things, (i) such SPAC may not be able to complete a qualifying business combination by the deadline established at the time of its IPO, (ii) assets in the trust account may become subject to third-party claims against such SPAC, which may reduce the per share liquidation value received by the investors in the SPAC in the event it fails to complete a business combination within the required time period, (iii) such SPAC may be exempt from the rules promulgated by the SEC to protect investors in “blank check” companies, such as Rule 419 promulgated under the Securities Act, so that investors in such SPAC may not be afforded the benefits or protections of those rules, (iv) such SPAC will likely only complete one business combination, which will cause its returns and future prospects to be solely dependent on the performance of a single acquired business, (v) the value of any target business, including its stock price as a public company, may decrease following its acquisition by such SPAC, (vi) the value of the funds invested and held in the trust account may decline, (vii) the inability to redeem due to the failure to hold the securities in the SPAC on the applicable record date to do so, and (viii) if the SPAC is unable to consummate a business combination, public stockholders will be forced to wait until the deadline before liquidating distributions are made. The Fund may invest in a SPAC that, at the time of investment, has not selected or approached any prospective target businesses with respect to a business combination. In such circumstances, there may be limited basis for the Fund to evaluate the possible merits or risks of such SPAC’s investment in any particular target business. In addition, to the extent that a SPAC completes a business combination, it may be affected by numerous risks inherent in the business operations of the acquired company or companies. For these and additional reasons, investments in SPACs are speculative and involve a high degree of risk.

From time to time, the Adviser may receive material non-public information with respect to a particular SPAC or other issuer of publicly traded securities. In particular, to the extent the Fund is party to a forward purchase agreement, a SPAC will typically be required to advise the Fund with respect to developments in its search for possible target businesses. In such circumstances, the Fund may be prohibited, by law, policy or contract, for a period of time from (i) unwinding a position in such issuer, (ii) establishing an initial position or taking any greater position in such issuer, and (iii) pursuing other investment opportunities related to such issuer.

Sovereign Debt Risk

The Fund expects to buy and sell sovereign debt. Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued (“Sovereign Debt”), including securities that the Adviser believes are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of Sovereign Debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of non U.S. exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.

Structured Instruments Risk

The Fund may invest in structured instruments, including, structured notes, credit-linked notes and other types of structured instruments. Holders of structured instruments bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured instrument, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured instruments enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured instruments generally pay their share of the structured instrument’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured instruments will rise or fall, these prices (and, therefore, the prices of structured instruments) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured instrument uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured instruments owned by the Fund. Structured instruments generally entail risks associated with derivative instruments.

Systemic Risk

Systemic risk is the risk of broad financial system stress or collapse triggered by the default of one or more financial institutions, which results in a series of defaults by other interdependent financial institutions. Financial intermediaries, such as clearinghouses, banks, securities firms and exchanges with which the Fund interacts, as well as the Fund, are all subject to systemic risk. A systemic failure could have material adverse consequences on the Fund and on the markets for the securities in which the Fund seeks to invest.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Adviser may use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. See “Net Asset Value.” When market quotations are not available, the Adviser may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

When market quotations are not readily available or are believed by the Adviser to be unreliable, the Adviser will fair value the Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s length transaction. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

Because of overall size, duration and maturities of positions held by the Fund, the value at which its investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may routinely trade with bid-offer spreads that may be significant. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests applicable to regulated investment companies depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

The Fund’s NAV per common share is a critical component in several operational matters including computation of advisory and services fees.

Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay.

Venture Capital Investments

The Fund may make “venture capital” investments in private companies which are subject to significant additional risks, including that the venture capital investments typically have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. The public market for startup and emerging growth companies is volatile. Such volatility may adversely affect the development of portfolio companies, the ability of the Fund to dispose of investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to IPOs by the Fund’s portfolio companies may vary dramatically from period to period. An otherwise successful portfolio company may yield poor investment returns if it is unable to consummate an IPO at the proper time. Even if a portfolio company effects a successful public offering, the portfolio company’s securities may be subject to contractual “lock-up,” securities law or other restrictions, which may, for a material period of time, prevent the Fund from disposing of such securities. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development. There can be no guarantee that any portfolio company investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Volatile Markets Risk

The prices of financial instruments in which the Fund may invest can be volatile. Price movements of forward and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses. There can be no assurance that the Fund will not suffer material adverse effects from broad and rapid changes in market conditions. Recent market conditions have shown that markets can quickly change at times or in ways that are difficult for the Adviser to predict, so even a well analyzed investment approach may not protect the Fund from significant losses under certain market conditions.

Warrants and Rights Risk

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in Fund losses. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares. Rights allow shareholders to buy the shares below the current market price. Rights are typically short-term instruments that are valued separately and trade in the secondary market during a subscription (or offering) period. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.

When-Issued, Forward Commitment and Delayed Delivery Transactions Risk

The Fund may purchase securities on a when-issued basis (including on a forward commitment or “TBA” (to be announced) basis) and may purchase or sell securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

The foregoing list of risk factors does not purport to be a complete enumeration or explanation of the risks involved in an investment in the Fund. The Fund opportunistically implements strategies it believes from time to time will be best suited to prevailing market conditions and to the Adviser’s investment experience. Such strategies or approaches may involve higher levels of risk than the ones discussed herein. There can be no assurance that the Adviser will be successful in applying any strategy or discretionary approach to the Fund’s investments.

Investors should read this entire risk disclosure as well as the more complete list of Fund Risk Factors and other materials set forth on the Fund’s website (https://www.sabacef.com) and the Fund’s prospectus. Investors and prospective investors should consult with their own advisors before deciding whether to invest in the Fund. In addition, prospective and current investors should note that the prospectus is and may become outdated and/or inaccurate as the Fund’s investment program may develop and change over time. An investment in the Fund may be subject to additional and different risk factors that are not outlined above. Nothing in this report or any document provided to current or future shareholders, as applicable, will prohibit or limit the recipient from voluntarily communicating with or providing information to any national, federal, state or local governmental agency or regulator regarding any potential violations of law or regulation, and the recipient is not required to seek consent from or provide notice to the Adviser or the Fund in connection with any such communication with a national, federal, state or local governmental agency or regulator.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Active Management Risk

The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Activist Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Activist Strategies Risk

The Fund may purchase securities of a fund/company that is the subject of a proxy contest or which activist investors, which could include accounts/funds affiliated with the Adviser, are attempting to influence, in the expectation that new management or a change in investment/business strategies will cause the price of the fund/company’s securities to increase. If the proxy contest, or the new management, is not successful, the market price of the fund/company’s securities will typically fall.

In addition, where an acquisition or restructuring transaction or proxy fight is opposed by the subject company’s management, the transaction often becomes the subject of litigation. Such litigation involves substantial uncertainties and may impose substantial cost and expense on the Fund.

Bank Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bank Loans Risk

The Fund’s investment program may include investments in of bank loans and participations. These obligations are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or participation, the Adviser attempts to compare the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks will be borne by the Fund. As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading, which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to the high-yield debt market. Further, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some bank loans transactions may be significantly longer than the settlement period for other investments, and in some case may take longer than seven days. As a result, the Fund may be forced to sell investments at unfavorable prices or borrow money or effect short settlements where possible (at a cost to the Fund), in an effort to generate sufficient cash for whatever liquidity needs may arise. The Fund’s actions in this regard may not be successful.

Catastrophe Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Catastrophe Bonds Risk

Event-linked or catastrophe bonds carry material uncertainties and risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” The rating, if any, primarily reflects the rating agency’s calculated probability that a predefined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.

Catastrophe bonds are also subject to extension risk. The sponsor of such an investment might have the right to extend the maturity of the bond or note to verify that the trigger event did occur or to process and audit insurance claims. The typical duration of mandatory and optional extensions of maturity for reinsurance-related securities currently is between three months to two years. In certain circumstances, the extension may exceed two years. An extension to verify the potential occurrence of a trigger event will reduce the value of the bond or note due to the uncertainty of the occurrence of the trigger event and will hinder the Fund’s ability to sell the bond or note. Even if it is determined that the trigger event did not occur, such an extension will delay the Fund’s receipt of the bond’s or note’s principal and prevent the reinvestment of such proceeds in other, potentially higher yielding securities.

Closed End Fund Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed End Fund Structure Risk

Unlike open end funds, closed end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the NYSE or otherwise. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, the Fund’s NAV, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that its common shares will trade at a price equal to or higher than NAV in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

Co-investment Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-investment Restrictions

The Fund is prohibited under the Investment Company Act from participating in certain transactions with its affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities will be its affiliate for purposes of the Investment Company Act and the Fund will generally be prohibited from buying or selling any securities from or to such affiliate. The Investment Company Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security from or to any portfolio company of an investment fund managed by the Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to the Fund.

The Adviser has applied for an exemptive order from the SEC (the “Order”) that would grant the funds managed by the Adviser or certain affiliates, the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. There is no assurance that the Adviser will receive the Order on a timely basis or at all. Until the Adviser receives the Order, the Fund will not be permitted to participate in certain investments with the Adviser’s other funds or its affiliates. Even if the Order is granted, in certain situations, such as when there is an opportunity to invest in different securities of the same issuer, the personnel of the Adviser or its affiliates will need to decide which client will proceed with the investment. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. When the Fund participates in a co-investment transaction, the personnel of the Adviser allocates a portion of the investment to the Fund based on the Fund’s investment objective and strategies, investment policies, investment positions, capital available for investment, and other pertinent factors. Any co-investment is made on equal footing with the funds managed by the Adviser or its affiliates, including identical terms, conditions, price, class of securities purchased, timing, and registration rights. To the extent the Fund is able to make co-investments with the Adviser’s affiliates, these co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts. Moreover, except in certain circumstances, when relying on the Order, the Fund is unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

The Fund may also invest alongside the Adviser’s and its affiliates’ other clients, including other entities they manage, which are referred to as affiliates’ other clients, in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations and guidance as well as the Adviser’s allocation policies. However, the Fund can offer no assurance that investment opportunities will be allocated to it fairly or equitably in the short-term or over time.

In situations where co-investment with affiliates’ other clients is not permitted under the Investment Company Act and related rules, existing or future staff guidance, or the terms and conditions of any exemptive relief granted to the Fund by the SEC, the Adviser will need to decide which client or clients will proceed with the investment. Generally, the Fund will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, the Fund will not be permitted to participate. Moreover, except in certain circumstances, the Fund is unable to invest in any issuer in which an affiliates’ other client holds a controlling interest. These restrictions may limit the scope of investment opportunities that would otherwise be available to the Fund.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk

Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Default Swaps Risk

The Fund may invest in credit default swaps. A credit default swap is a contract between two parties which transfers the risk of loss if a company fails to pay principal or interest on time or files for bankruptcy. In essence, an institution which owns corporate debt instruments can purchase a limited form of default protection by entering into a credit default swap with another bank, broker-dealer or financial intermediary. Upon an event of default, the swap may be terminated in one of two ways: (i) by the purchaser of credit protection delivering the referenced instrument to the swap counterparty and receiving a payment of par value, or (ii) by the parties pairing off payments, with the purchaser of the protection receiving a payment equal to the par value of the reference security less the price at which the reference security trades subsequent to default. The first way is the more common form of credit default swap termination.

In the manner described above, credit default swaps can be used to hedge a portion of the default risk on a single corporate bond or a portfolio of bonds. Credit default swaps can be used to implement the Adviser’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Fund to make payments upon the occurrence of a credit event creates leveraged exposure to the credit risk of the referenced entity. The Fund may also “purchase” credit default protection even in the case in which it does not own the referenced instrument if, in the judgment of the Adviser, there is a high likelihood of credit deterioration.

Credit default swap agreements involve greater risks than if the Fund had taken a position in the reference obligation directly (either by purchasing or selling) since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A buyer generally will also lose its upfront payment or any periodic payments it makes to the seller counterparty and receive no payments from its counterparty should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional amount it pays to the buyer, resulting in a loss of value to the seller. A seller of a credit default swap or similar instrument is exposed to many of the same risks of leverage since, if a credit event occurs, the seller generally will be required to pay the buyer the full notional amount of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

In addition, the credit derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the credit derivatives market could adversely affect the Fund’s ability to successfully use credit derivatives.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower quality or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Risks Relating to Investments in Exchange Traded Funds/Trusts that invest in cryptocurrencies or similar digital assets that utilize blockchain technology [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Investments in Exchange Traded Funds/Trusts that invest in cryptocurrencies or similar digital assets that utilize blockchain technology.

The Fund has and may in the future invest in exchange traded investment funds/trusts and other private or exchange-traded securities/instruments that invest or plan to invest in digital assets that utilize blockchain technology and the Fund may hedge such investments through the use of other securities (including other funds or securities/instruments that own virtual currencies) and derivatives of virtual currencies, in each case, to the extent permitted by, and in accordance with, any future law, regulation, guidance, or exemptive relief provided by the SEC or its staff or other regulatory agency or body having jurisdiction. The Fund expects that any such investments are likely to constitute only a small proportion of its portfolio.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk

The Fund’s investments that are denominated in a foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. The Adviser may try to hedge these risks by investing directly in foreign currencies, buying and selling forward foreign currency exchange contracts and buying and selling options on foreign currencies, but there can be no assurance such strategies will be effective.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. Similarly, service providers of the Adviser, the Fund, especially the administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. On-line services that may be provided by the Adviser to the investors in the Fund may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund to be lost or improperly accessed, used or disclosed.

The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of investors in the Fund may be lost or improperly accessed, used or disclosed.

The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund.

Decision-Making Authority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Decision-Making Authority Risk

Investors have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.

Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deflation Risk

Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Defensive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defensive Investing Risk

For defensive purposes, the Fund may allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objectives. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.

Depositary Receipts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Depositary Receipts Risk

Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (“ADRs”) and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund. A potential conflict of interest exists to the extent that the Fund invests in ADRs for which the Fund’s custodian serves as depository bank.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (“OTC”) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

The Fund may enter into derivative transactions that have leverage embedded in them. Derivative transactions that the Fund may enter into and the risks associated with them are described elsewhere in this annual report. The Fund cannot assure you that investments in derivative transactions that have leverage embedded in them will result in a higher return on its common shares.

Under Rule 18f-4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Derivatives Risk - Futures Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk - Futures Contracts Risk

A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk - Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk - Options Risk

Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund’s losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk - Regulation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk - Regulation

There are many rules related to derivatives that may negatively impact the Fund, such as requirements related to recordkeeping, reporting, portfolio reconciliation, central clearing, minimum margin for uncleared over-the- counter instruments and mandatory trading on electronic facilities, and other transaction-level obligations. Parties that act as dealers in swaps, are also subject to extensive business conduct standards, additional “know your counterparty” obligations, documentation standards and capital requirements. All of these requirements add costs to the legal, operational and compliance obligations of the Adviser and the Fund, and increase the amount of time that the Adviser spends on non-investment-related activities. Requirements such as these also raise the costs of entering into derivative transactions, and these increased costs will likely be passed on to the Fund.

These rules are operationally and technologically burdensome for the Adviser and the Fund. These compliance obligations require employee training and use of technology, and there are operational risks borne by the Fund in implementing procedures to comply with many of these additional obligations.

These regulations may also result in the Fund forgoing the use of certain trading counterparties (such as broker-dealers and futures commission merchants (“FCMs”)), as the use of other parties may be more efficient for the Fund from a regulatory perspective. However, this could limit the Fund’s trading activities, create losses, preclude the Fund from engaging in certain transactions or prevent the Fund from trading at optimal rates and terms.

Many of these requirements were implemented under legislation intended to reform the U.S. financial regulatory system, the EU Regulation on OTC Derivatives, Central Counterparties and Trade Repositories (known as the European Market Infrastructure Regulation, or “EMIR”) and similar regulations globally. In the United States, regulatory responsibility for derivatives is divided between the SEC and the Commodities Futures Trading Commission (“CFTC”), a distinction that does not exist in any other jurisdiction. The SEC has regulatory authority over “security-based swaps” and the CFTC has regulatory authority over “swaps”. EMIR is being implemented in phases through the adoption of delegated acts by the European Commission. As a result of the SEC and CFTC bifurcation and the different pace at which the SEC, the CFTC, the European Commission and other international regulators have promulgated necessary regulations, different transactions are subject to different levels of regulation. Though many rules and regulations have been finalized, there are others, particularly SEC regulations with respect to security-based swaps that are still in the proposal stage or are expected to be introduced in the future.

Derivatives Risk - Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk - Swaps Risk

In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to leverage risk, counterparty risk (i.e., the risk of counterparty default on its obligations under the swap agreement), illiquidity risk, valuation risk and volatility risk.

Digital Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Digital Assets Risk

The Fund may invest in private funds or other investment companies with exposure to cryptocurrency. The Fund may also invest directly in digital assets, subject to applicable legal and regulatory limitations (which are presently evolving). Bitcoin is a cryptocurrency, which is a type of digital asset. A cryptocurrency, like bitcoin, is a peer-to-peer, decentralized, digital currency the implementation of which relies on the principles of cryptography to validate the transactions and generation of the currency itself. The creation and use of digital assets is not currently subject to a fully-developed set of legal or regulatory requirements, and trading in digital assets is subject to high levels of volatility and the potential for market abuse. Digital assets exist entirely in electronic form, as entries in decentralized (or “distributed”) digital ledgers. The ledgers themselves, as well as the private encryption keys used to access digital asset balances, are held on hardware (which can be physically controlled by the holder or by a third party) or via software programs on third-party servers, and as such are susceptible to all of the risks inherent in holding any electronic data, such as power failure, data corruption, security breach, communication failure, and user error, among others. Accordingly, digital assets are subject to theft, destruction, or loss of value from hackers, corruption, or technology-specific factors such as viruses that do not affect traditional currency, which is underwritten by central banks and monetary authorities.

Transactions in digital assets are recorded and authenticated not by a central repository, but by a peer-to-peer network. While decentralization avoids certain common threats to computer networks (e.g., denial of service attacks), the use of a peer-to-peer system relies on participants in the network having greater numbers and computing power than coordinated attackers. This authentication strategy necessitates investment in substantial amounts of computing power, which in turn increases the burdens on participants in the network to stay ahead of attackers. If and as the popularity of bitcoin increases, the burdens on participants in the network (which are defrayed by transaction costs) can be expected to increase, which may reduce the value of bitcoins held by the Fund.

Transactions in digital assets also provide a high degree of anonymity, making them susceptible to misuse for criminal activities, such as money laundering. This misuse, or the perception of such misuse (even if untrue), could lead law enforcement agencies to close digital asset exchange platforms or other digital asset-related infrastructure with little or no notice and prevent users (such as the Fund) from accessing or retrieving digital assets held via such platforms or infrastructure. Fund investments in digital assets may also have adverse tax ramifications. For example, digital assets such as cryptocurrencies and nonfungible tokens (“NFTs”) are classified as property and not currency for tax purposes. Accordingly, they will be subject to capital gains, income taxes and other types of taxes, depending on the transaction. Digital assets that are traded within one year will be taxed at ordinary income tax rates and NFTs may be taxed as collectibles, which are subject to a higher long-term capital gains tax rate.

Distressed and Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed and Defaulted Securities Risk

Investments in the securities of financially distressed issuers are speculative and involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Adviser’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk

The Fund expects to buy and sell private and public equity securities. The value of equity securities of public and private, listed and unlisted companies and equity derivatives generally varies with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the Adviser’s expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. The Fund also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of convertible securities or private placements, delivering marketable common stock upon conversions of convertible securities and registering restricted securities for public resale.

Emerging Market Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Market Securities Risk

Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.

Exchange Traded Fund (“ETF”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange Traded Fund (“ETF”) Risk

Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV, particularly during times of market stress. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, the Fund’s shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF.

The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The Funds’ ability to redeem creation units may be limited by the Investment Company Act, which provides that ETFs, the shares of which are purchased in reliance on Section 12(d)(1)(F) of the Investment Company Act, will not be obligated to redeem such shares in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Failures of Futures Commission Merchants and Clearing Organizations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failures of Futures Commission Merchants and Clearing Organizations Risk

The Fund is required to deposit funds to margin open positions in cleared derivative instruments (both futures and swaps) with a clearing broker registered as a “futures commission merchant” (“FCM”). The Commodity Exchange Act (the “CEA”) requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by an FCM from its customers are held by an FCM on a commingled basis in an omnibus account and amounts in excess of assets posted to the clearing organization may be invested by an FCM in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Fund with any FCM as margin for futures contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s FCM. In addition, the assets of the Fund posted as margin against both swaps and futures contracts may not be fully protected in the event of the FCM’s bankruptcy.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk

Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.

The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Frequent Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Frequent Trading Risk

The portfolio managers may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Government Interventions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Interventions Risk

Extreme volatility and illiquidity in markets has in the past led to, and may in the future lead to, extensive governmental interventions in equity, debt, credit and currency markets. Generally, such interventions are intended to reduce volatility and precipitous drops in value. In certain cases, governments have intervened on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in uncertainty. It is impossible to predict when these restrictions will be imposed, what the interim or permanent restrictions will be and/or the effect of such restrictions on the Fund’s strategies.

Hedging Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions

The Fund may utilize financial instruments, both for investment purposes and for risk management purposes in order to (i) protect against possible changes in the market value of the Fund’s investment portfolio resulting from fluctuations in the securities markets and changes in interest rates; (ii) protect the Fund’s unrealized gains in the value of the Fund’s investment portfolio; (iii) facilitate the sale of any such investments; (iv) enhance or preserve returns, spreads or gains on any investment in the Fund’s portfolio; (v) hedge the interest rate or currency exchange rate on any of the Fund’s liabilities or assets; (vi) protect against any increase in the price of any securities the Fund anticipates purchasing at a later date or (vii) for any other reason that the Adviser deems appropriate.

The success of the Fund’s hedging strategy will depend, in part, upon the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the portfolio investments being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in such hedging transactions. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged. Such an imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Fund’s portfolio holdings.

High-Yield Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High-Yield Investments Risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium - a higher interest rate or yield - because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments Risk

The Fund may invest in securities, bank debt, private funds and companies, other assets and/or third-party managers and other claims, which are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and the Fund may not be able to execute a buy or sell order on exchanges at the desired price or to liquidate an open position due to market conditions, including the operation of daily price fluctuation limits. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. If trading on an exchange is suspended or restricted, the Fund may not be able to execute trades or close out positions on terms that the Adviser believes are desirable. Realization of value from such investments may be difficult in the short-term, or may have to be made at a substantial discount compared to other freely tradable investments. An investment in the Fund is suitable only for certain sophisticated investors who do not require immediate liquidity for their investments.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to the holders of common shares.

Inflation-Indexed Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation-Indexed Bonds Risk

The Fund may invest in inflation-indexed bonds, which are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Information Technology Systems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Information Technology Systems Risk

The Fund is dependent on the Adviser for certain management services as well as back-office functions. The Adviser depends on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Adviser’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Adviser to process trades in a timely fashion could prejudice the investment performance of the Fund.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk

An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund and could result in increased premiums or discounts to the Fund’s net asset value.

Investment Company Act Regulations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Company Act Regulations Risk

The Fund is a registered closed end management investment company and as such is subject to regulations under the Investment Company Act. Generally speaking, any contract or provision thereof that is made, or where performance involves a violation of the Investment Company Act or any rule or regulation thereunder is unenforceable by either party unless a court finds otherwise.

Legal, Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory Risks

Legal, tax and regulatory changes could occur that may have material adverse effects on the Fund.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies (“RICs”), the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). If for any taxable year the Fund does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The current presidential administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.

The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The Fund uses leverage through direct borrowings (e.g., through its Facility) and through any of the financial instruments described herein, including derivative instruments (such as options and swaps), which are inherently leveraged and trading in products with embedded leverage such as short sales and forwards. The instruments and borrowings utilized by the Fund to leverage investments are typically collateralized by the Fund’s portfolio.

The use of leverage will magnify the volatility of changes in the value of the investments of the Fund. Accordingly, any event which adversely affects the value of an investment would be magnified to the extent the investment is leveraged. The cumulative effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund was not leveraged.

While leverage increases the buying power of the Fund and presents opportunities for increasing total returns, it has the effect of potentially increasing losses as well. For example, funds borrowed for leveraging will be subject to interest, transaction and other costs, and other types of leverage also involve transaction and other costs. Any such costs may or may not be recovered by the return on the Fund’s portfolio. Leverage will increase the investment return of the Fund if an investment purchased with or utilizing leverage earns a greater return than the cost to the Fund of such leverage. The use of leverage will decrease the investment return if the Fund fails to recover the cost of such leverage.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund may invest in derivative instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events - or the potential for such events - could have a significant negative impact on global economic and market conditions.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as in Afghanistan, Pakistan, Egypt, Libya, Syria and the Middle East, international war or conflict (including the Israel-Hamas and Russia-Ukraine wars), new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, the Russian invasion of Ukraine, increasingly strained relations between the United States and a number of foreign countries, including historical adversaries, such as North Korea, Iran, China and Russia, and the international community generally, new and continued political unrest in various countries, such as Venezuela and Spain, the exit or potential exit of one or more countries from the EU or the EMU, and continued changes in the balance of political power among and within the branches of the U.S. government, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide.

China and the United States have each imposed tariffs on the other country’s products. These actions may cause a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the world in which the Fund invests.

The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.

Money Market Fund Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Money Market Fund Investment Risk

The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interests of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% of the value of the shares redeemed if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage- and other Asset-Backed Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage- and other Asset-Backed Instruments Risk

The value of any mortgage-backed and other asset-backed instruments including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Mortgage-backed instruments represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the instruments) are distributed to the holders of the mortgage-backed instruments. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed instruments can have a fixed or an adjustable rate. Mortgage-and other asset-backed instruments are subject to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price) and prepayment risk (the risk that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields). In addition, the impact of prepayments on the value of mortgage- and other asset-backed instruments may be difficult to predict and may result in greater volatility. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed instruments and thereby adversely affect the ability of the mortgage-backed instruments issuer to make principal and/or interest payments to mortgage-backed instrument holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage-and other asset-backed instruments, making them more volatile and more sensitive to changes in interest rates.

Payment of principal and interest on some mortgage-backed instruments (but not the market value of the instruments themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the FNMA or the FHLMC), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed instruments issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.

Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Securities Risk

Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.

Non-Diversified Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Fund Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which, in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities.

Non-Investment Grade and Unrated Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Investment Grade and Unrated Instruments.

A portion of the Fund’s assets may be invested in instruments that are unrated or have a credit quality rating below investment grade by internationally recognized credit rating organizations, such as Moody’s Investors Service Inc. and S&P Global Ratings. The market prices of those securities may fluctuate more than higher-rated securities, and may decline significantly in periods of general economic difficulty. Those securities generally are considered to have extremely poor prospects of ever attaining any real investment grade standing and to have a current identifiable vulnerability to default. The issuers or guarantors of those securities are considered to be less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions. Alternatively, such issuers may be in default or not current in the payment of interest or principal. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of noninvestment grade debt securities to make principal and interest payments than issuers of higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be less liquid and less active than for higher grade debt securities.

Non-U.S. Government and Supranational Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Government and Supranational Debt Securities Risk

The Fund’s investments in the debt securities of foreign governments can involve a high degree of risk. The governmental entity that controls the repayment of debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. Governmental entities may be dependent on expected disbursements from other foreign governments, multilateral agencies, and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies, and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such governmental entity’s obligations. Failure to adhere to any such requirements may result in the cancellation of such other parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts, and, consequently, governmental entities may default on their debt. In addition, a holder of foreign government obligations (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities, and such holder’s interests could be adversely affected in the course of those restructuring arrangements. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt. The sovereign debt of many non-U.S. governments, including their subdivisions and instrumentalities, is rated below investment grade. The risks associated with non-U.S. Government and supranational debt securities may be greater for debt securities issued or guaranteed by emerging and/or frontier countries.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, which may at times limit or preclude foreign investment in such sovereign debt and increase the Fund’s costs and expenses. Certain issuers may require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors, and a government could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require the Fund to adopt special procedures, seek local government approvals, and/or take other actions, each of which may involve additional costs.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human errors, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate internal or external processes, and technology or systems failures. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and the Adviser seek to reduce these operational risks through controls, procedures and oversight. However, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence or effects of such failures. The Fund, including its performance and continued operation, and its shareholders could be negatively impacted as a result.

Pledge of, Foreclosure on and Liquidation of Fund Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pledge of, Foreclosure on and Liquidation of Fund Assets

Any assets of the Fund may be pledged to finance other investments of the Fund. Shareholders may be at risk of loss due to borrowings used to finance other investments.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk

The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.

Potential Conflicts of Interest of the Adviser and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest of the Adviser and Others

The investment activities of the Adviser and its affiliates, and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Fund and its shareholders. The Adviser and its affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Fund. Subject to the requirements of the Investment Company Act, the Adviser and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Adviser nor any affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an affiliate and of other accounts managed by an affiliate. It is possible that the Fund could sustain losses during periods in which one or more affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. The Adviser has adopted policies and procedures designed to address potential conflicts of interest.

Preferred Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Security Risk. Preferred security is a type of security that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred security does not ordinarily carry voting rights. The price of a preferred security is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the security trades. The most significant risks associated with investments in preferred security include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).

Private Credit Asset Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Credit Asset Risk

The Fund intends to obtain exposure to select less liquid or illiquid private credit investments. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years, or at the price at which the Fund is valuing its investments. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies. The Fund may also obtain exposure to private credit assets indirectly by investing in underlying funds or other vehicles. Less information may be available with respect to private company investments and such investments offer limited liquidity. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance.

Private Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Companies Risk

The Fund may make direct private equity, venture or other private investments in securities or other instruments issued by private companies or other private issuers. Operating results for private companies/issuers in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund may hold a substantial number of non-controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees, and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such private investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment. In addition, these investments are subject to valuation risk as they will be fair valued which is subject to inherent uncertainty and thus, there is significant uncertainty that the Fund can realize such investments at value. At times the Fund may be the majority investor in a portfolio company. In that event, the Fund may take actions in a manner that could disadvantage the minority investors in such portfolio company. There is an increased risk that a minority investor could bring a claim in respect of such actions, which may adversely impact the Fund’s investment, whether or not such claims are successfully defended.

Investments in late-stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Adviser deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Even after an IPO, shares may still be restricted, and may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Private Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Fund Risk

Investments in private funds will subject the Fund indirectly to investment risks associated with the private funds’ underlying investments, which are generally expected to be risks associated with the Fund’s direct investment strategies and which are described throughout this section. In addition, investments in private funds involve special risks including that they typically are not registered as investment companies under the Investment Company Act. Therefore, as an investor in private funds, the Fund will not have the benefit of the protections afforded by the Investment Company Act to investors in registered investment companies. These include, among others, limitations on the use of leverage, and requirements relating to custody of assets, board composition, and approval of advisory contracts. Private funds may, in some cases, concentrate their investments in a single industry or group of related industries. This increases the sensitivity of their investment returns to economic factors affecting that industry or group of industries. As a result, private funds’ investments may, in some cases, be more speculative or volatile and thus subject the Fund to greater risk of loss.

The Adviser typically has limited ability to verify independently the information provided by a private fund or its manager, including valuations. Inaccurate or delayed valuations provided by private funds could adversely affect the value of the Fund’s shares. The Fund relies primarily on information provided to it by the private funds in valuing its investments in such funds. The Adviser typically has limited ability to verify independent the information provided by a private fund or its manager, including valuations. Further, because the Fund relies on information provided by the private fund managers, delays in receiving audited financials or other required information may delay the Fund’s own financial reporting or investor communications.

A private fund manager may use proprietary investment strategies that are not fully disclosed, which may involve risks under some market conditions that are not anticipated by the Adviser. There can be no assurance that a private fund manager will provide advance notice of any material change in a private fund’s investment program or policies and thus, the Fund’s investment portfolio may be subject to additional risks which may not be promptly identified by the Adviser.

Investments in private funds are typically illiquid. In some cases, the Fund may only be able to redeem its interests in the private fund at specific intervals and may be subject to lock-up periods, notice requirements, or redemption gates. In other cases, a private fund may not provide any liquidity whatsoever (as the fund may be “closed ended”). In addition, a private fund may distribute illiquid or difficult-to-value securities in-kind in connection with a redemption. In such cases, the Fund may be required to hold or liquidate these securities or distribute them to shareholders, potentially at a loss or on unfavorable terms.

Private funds generally pay both asset-based and performance-based compensation to their investment managers. As a result, the private funds’ gross returns are reduced by the asset-based and performance-based compensation paid by the private funds. Thus, as an investor in these funds, the Fund bears a proportionate share of the private fund fees and expenses, which are in addition to the management fee paid by the Fund to the Adviser. These layered fees have the effect of reducing the Fund’s investment returns. In addition, the Fund’s investment in a private fund will be subject to performance-based compensation, even if (i) other private fund investments of the Fund underperform and generate no performance based compensation and (ii) the Fund generates overall negative returns. Further, performance-based compensation may create an incentive for managers of private funds to make investments that are riskier or more speculative than those they might otherwise make.

Unlike in a traditional registered fund structure, the Fund may have no voting rights or may waive such rights in connection with investments in certain private funds. As a result, the Fund may be unable to vote on matters that could adversely affect its investments, including changes to the private fund’s governing documents or investment policies.

There is also a risk that a private fund manager or its custodian could misappropriate assets or fail to comply with applicable laws and regulations, resulting in loss to the Fund.

Private Investments in Public Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Investments in Public Equity Risk

The Fund may invest in PIPEs. PIPEs are equity securities purchased in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class. Shares in PIPEs are not registered with the SEC and may not be sold unless registered with the SEC or pursuant to an exemption from registration. This restricted period can last many months. Until the public registration process is completed, the resale of the PIPE shares is restricted and the Fund may sell the shares after six months, with certain restrictions, if the Fund is not an affiliate of the issuer (under relevant securities law, a holder of restricted shares may sell the shares after 6 months if the holder is not affiliated to the issuer).

Generally, such restrictions cause the PIPEs to be illiquid during this time. If the issuer does not agree to register the PIPE shares, the shares will remain restricted, not be freely tradable and may only be sold pursuant to an exemption from registration. Even if the PIPE shares are registered for resale, there is no assurance that the registration will be in effect at the time the Fund elects to sell the shares.

Quota Share Notes, Excess of Loss Notes and ILW Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Quota Share Notes, Excess of Loss Notes and ILW Notes Risk

As Reinsurance Notes represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the sponsor. Accordingly, it may be more difficult to fully evaluate the underlying risk profile of Reinsurance Notes, which may place the Fund’s assets at greater risk of loss than if the Adviser had more complete information. The lack of transparency may also make the valuation of such investments more difficult and potentially result in mispricing that could result in losses to the Fund.

Reference Rate Replacement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reference Rate Replacement Risk

The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Regulation and Government Intervention Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulation and Government Intervention Risk

Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives.

In light of popular, political and judicial focus on finance related consumer protection, financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed end investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.

The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objectives.

Reinsurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinsurance Risk

The performance of reinsurance-related securities and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.), non-natural large catastrophes and other specified events causing physical and/or economic loss. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may also increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in reinsurance-related securities for which a triggering event occurs, losses associated with such event could result in losses to the Fund’s investment, and a series of major triggering events affecting a large portion of the reinsurance- related securities held by the Fund could result in substantial losses to the Fund’s investment. In addition, unexpected events such as natural disasters or terrorist attacks could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Fund’s investment.

The determination of the level of losses under a reinsurance-related security may be a protracted process and the realizable value of these reinsurance-related securities, particularly those with respect to which a loss event has occurred, will be delayed until the related collateral, if any, is released to the Fund and any remaining associated liabilities are finally determined.

Reliance on the Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser Risk

The Fund is dependent upon services and resources provided by the Adviser. The Adviser is not required to devote their full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Adviser will allocate a substantial portion of his or her time to the Fund. The loss of one or more individuals involved with the Adviser could have a material adverse effect on the performance or the continued operation of the Fund.

Reliance on Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Service Providers Risk

The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.

Risk Associated with Recent Market Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk Associated with Recent Market Events

A significant increase in interest rates may cause a further decline in the market for equity securities and could lead to a recession. Further, regulators have expressed concern that rate increases may contribute to price volatility. The impact of inflation and the recent actions of the Federal Reserve have led to market volatility and may negatively affect the value of debt instruments held by the Fund and result in a negative impact on the Fund’s performance. See “-Inflation Risk.”

Governments and regulators may take actions that affect the regulation of the Fund or the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Fund’s abilities to achieve its investment objectives or otherwise adversely impact an investment in the Fund. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. Government, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. Government shutdown, and disagreements over, or threats not to increase, the U.S. Government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. Government debt obligations, or concerns about the U.S. Government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. Government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. Government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies and/or a move away from tight financial industry regulations, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates, that were previously adopted in response to serious economic disruptions. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out and an unexpected or sudden reversal of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments or prevent the Fund from executing on advantageous investment opportunities in a timely manner. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

Rule 144A and Other Exempted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rule 144A and Other Exempted Securities Risk

The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments

The Fund may acquire shares or interests in private companies from other shareholders (“Secondary Shares”). When the Fund purchases Secondary Shares, it may have little or no direct access to financial or other information from the issuers of those securities. As a result, the Fund is dependent upon the relationships and contacts of the Adviser and its investment professionals to obtain the information to perform research and due diligence and to monitor the investments in Secondary Shares after they are made. There can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any Secondary Share purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the issuers of such shares could cause the Fund to lose part or all of its investment in Secondary Shares.

In addition, while the Adviser may believe the ability to acquire Secondary Shares or sell the Fund’s own private securities as Secondary Shares may provide valuable opportunities for liquidity, there can be no assurance that there will be a market or liquidity for buying or selling Secondary Shares. The prices of Secondary Shares may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in an inability for the Fund to acquire Secondary Shares at an attractive price or realize the full value on the sale of private securities held by the Fund as Secondary Shares. In addition, wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund. Further, prices in private secondary marketplaces, where limited information is available, may not accurately reflect the true value of the securities sold in that market, and may overstate an issuer’s actual value, which may cause the Fund to realize future losses on its investment in a private issuer.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks that expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions, the non-compliance with which could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite efforts to comply with applicable laws, the Fund could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the competitiveness for such investments. Private companies may also increasingly seek to limit secondary trading in their stock, such as through contractual transfer restrictions, and provisions in company charter documents, investor rights of first refusal and co-sale and/or employment and trading policies further restricting trading. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate investments could be adversely affected. Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV.

Because the Fund’s NAV is generally based on the fair market value, for secondary investments that are acquired at a discount, those investments would be marked up to their fair value at the next NAV calculation, which would result in unrealized gains at the Fund level. The unrealized gains would increase the value of the Fund’s NAV and investment performance, and when sold, would result in taxable gain if the sold value of the investments were greater than the Fund’s tax basis in such investments. If sold, the investments would result in taxable gain to the extent the sell price of the investments exceeded the Fund’s tax basis in such investments and would likely be treated as capital gains.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Risk

At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Fund does not focus on any particular sector or industry.

Senior Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Loan Risk

Senior loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. Senior loans and other bank loans may not be considered “securities,” and investors in these loans may not be entitled to rely on anti-fraud and other protections under the federal securities laws. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations, and could result insignificant variations in the Fund’s daily NAV. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. Further, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some senior loans and other bank loans transactions may be significantly longer than the settlement period for other investments, and in some case may take longer than seven days. As a result, the Fund may be forced to sell investments at unfavorable prices or borrow money or effect short settlements where possible (at a cost to the Fund), in an effort to generate sufficient cash to meet liquidity needs (to the extent they arise). The Fund’s actions in this regard may not be successful.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
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Short Selling Risk

The extent to which the Fund engages in short sales will depend upon the Adviser’s investment strategy and opportunities. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the Fund will be able to maintain the ability to borrow securities sold short. In such cases, the Fund can be “bought in” (i.e., forced to repurchase securities in the open market to return to the lender). There also can be no assurance that the securities necessary to cover a short position will be available for purchase at or near prices quoted in the market, and such risk may be exacerbated to the extent that such securities are thinly traded or illiquid. Purchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. It may also be impossible for the Fund to borrow securities at the most desirable time to make a short sale, particularly in illiquid securities markets.

If the prices of securities sold short increase, the Fund will likely be required to provide additional funds or collateral to maintain the short positions. This could require the Fund to liquidate other investments to provide additional margin, and those liquidations might not be at favorable prices. A short sale involves the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position or resulting in the inability of the Fund to cover the short position.

Special Purpose Acquisition Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Purpose Acquisition Companies Risk

Capital raised through the IPO of securities of a SPAC is typically placed into a trust account until acquired business combination is completed or a predetermined period of time (typically 24 months) elapses. Investors in a SPAC would receive a return on their investment in the event that a target company is acquired and the combined publicly-traded company’s shares trade above the SPAC’s IPO price, or alternatively, the market price at which an investor acquired a SPAC’s shares subsequent to its IPO. In the event that a SPAC is unable to locate and acquire a target business by the timeframe established at the time of its IPO, the SPAC would be forced to liquidate its assets, which may result in losses due to the expenses and liabilities of the SPAC, to the extent third-parties are permitted to bring claims against IPO proceeds held in the SPAC’s trust account. Investors in a SPAC are subject to the risk that, among other things, (i) such SPAC may not be able to complete a qualifying business combination by the deadline established at the time of its IPO, (ii) assets in the trust account may become subject to third-party claims against such SPAC, which may reduce the per share liquidation value received by the investors in the SPAC in the event it fails to complete a business combination within the required time period, (iii) such SPAC may be exempt from the rules promulgated by the SEC to protect investors in “blank check” companies, such as Rule 419 promulgated under the Securities Act, so that investors in such SPAC may not be afforded the benefits or protections of those rules, (iv) such SPAC will likely only complete one business combination, which will cause its returns and future prospects to be solely dependent on the performance of a single acquired business, (v) the value of any target business, including its stock price as a public company, may decrease following its acquisition by such SPAC, (vi) the value of the funds invested and held in the trust account may decline, (vii) the inability to redeem due to the failure to hold the securities in the SPAC on the applicable record date to do so, and (viii) if the SPAC is unable to consummate a business combination, public stockholders will be forced to wait until the deadline before liquidating distributions are made. The Fund may invest in a SPAC that, at the time of investment, has not selected or approached any prospective target businesses with respect to a business combination. In such circumstances, there may be limited basis for the Fund to evaluate the possible merits or risks of such SPAC’s investment in any particular target business. In addition, to the extent that a SPAC completes a business combination, it may be affected by numerous risks inherent in the business operations of the acquired company or companies. For these and additional reasons, investments in SPACs are speculative and involve a high degree of risk.

From time to time, the Adviser may receive material non-public information with respect to a particular SPAC or other issuer of publicly traded securities. In particular, to the extent the Fund is party to a forward purchase agreement, a SPAC will typically be required to advise the Fund with respect to developments in its search for possible target businesses. In such circumstances, the Fund may be prohibited, by law, policy or contract, for a period of time from (i) unwinding a position in such issuer, (ii) establishing an initial position or taking any greater position in such issuer, and (iii) pursuing other investment opportunities related to such issuer.

Sovereign Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sovereign Debt Risk

The Fund expects to buy and sell sovereign debt. Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued (“Sovereign Debt”), including securities that the Adviser believes are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of Sovereign Debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of non U.S. exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.

Structured Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Instruments Risk

The Fund may invest in structured instruments, including, structured notes, credit-linked notes and other types of structured instruments. Holders of structured instruments bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured instrument, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured instruments enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured instruments generally pay their share of the structured instrument’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured instruments will rise or fall, these prices (and, therefore, the prices of structured instruments) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured instrument uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured instruments owned by the Fund. Structured instruments generally entail risks associated with derivative instruments.

Systemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Systemic Risk

Systemic risk is the risk of broad financial system stress or collapse triggered by the default of one or more financial institutions, which results in a series of defaults by other interdependent financial institutions. Financial intermediaries, such as clearinghouses, banks, securities firms and exchanges with which the Fund interacts, as well as the Fund, are all subject to systemic risk. A systemic failure could have material adverse consequences on the Fund and on the markets for the securities in which the Fund seeks to invest.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Adviser may use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. See “Net Asset Value.” When market quotations are not available, the Adviser may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

When market quotations are not readily available or are believed by the Adviser to be unreliable, the Adviser will fair value the Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s length transaction. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

Because of overall size, duration and maturities of positions held by the Fund, the value at which its investments can be liquidated may differ, sometimes significantly, from the interim valuations obtained by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may routinely trade with bid-offer spreads that may be significant. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests applicable to regulated investment companies depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

The Fund’s NAV per common share is a critical component in several operational matters including computation of advisory and services fees.

Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay.

Venture Capital Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital Investments

The Fund may make “venture capital” investments in private companies which are subject to significant additional risks, including that the venture capital investments typically have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. The public market for startup and emerging growth companies is volatile. Such volatility may adversely affect the development of portfolio companies, the ability of the Fund to dispose of investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to IPOs by the Fund’s portfolio companies may vary dramatically from period to period. An otherwise successful portfolio company may yield poor investment returns if it is unable to consummate an IPO at the proper time. Even if a portfolio company effects a successful public offering, the portfolio company’s securities may be subject to contractual “lock-up,” securities law or other restrictions, which may, for a material period of time, prevent the Fund from disposing of such securities. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development. There can be no guarantee that any portfolio company investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Volatile Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Volatile Markets Risk

The prices of financial instruments in which the Fund may invest can be volatile. Price movements of forward and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses. There can be no assurance that the Fund will not suffer material adverse effects from broad and rapid changes in market conditions. Recent market conditions have shown that markets can quickly change at times or in ways that are difficult for the Adviser to predict, so even a well analyzed investment approach may not protect the Fund from significant losses under certain market conditions.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights Risk

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in Fund losses. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares. Rights allow shareholders to buy the shares below the current market price. Rights are typically short-term instruments that are valued separately and trade in the secondary market during a subscription (or offering) period. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.

When-Issued, Forward Commitment and Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued, Forward Commitment and Delayed Delivery Transactions Risk

The Fund may purchase securities on a when-issued basis (including on a forward commitment or “TBA” (to be announced) basis) and may purchase or sell securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.